Disclosure of principal subsidiaries and their geographic location (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Osisko Bermuda Limited [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Coulon Mines Inc. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	76.00%
General Partnership Osisko James Bay [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Osisko Mining (USA) Inc. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%